Share-based payments	12 Months Ended
Dec. 31, 2025
Disclosure Of Share Based Payment Arrangements [Abstract]
Share-based payments	Share-based payments
On 1 December 2022, the Remuneration Committee authorized and the Group granted RSUs to employees, executives, and directors, granting rights to Ordinary Shares once vesting conditions are met. Compensation expense for RSUs is determined based upon the market price of the Ordinary Shares underlying the awards on the date of grant and expensed over the vesting period, which is generally a 1 to 4-year period, with a 1-year cliff vesting period and either subsequent monthly vesting or annual vesting, resulting from participants completing a service condition. Movements in RSUs during the years ended 31 December 2025 and 2024 are as follows:

	2025		2024
	RSUs	Weighted Average Fair Value	RSUs	Weighted Average Fair Value
Outstanding at 1 January	2,341,818	$8.17	3,745,781	$7.04
New grants during the year	1,744,789	$8.84	673,425	$11.66
Forfeited during the year	(897,259)	$9.26	(589,482)	$7.98
Vested during the year	(1,433,276)	$7.70	(1,487,906)	$6.99
Outstanding at 31 December	1,756,072	$8.65	2,341,818	$8.17
The Group recognized $7.4 million, $7.6 million and $18.0 million of share-based payment expense during the years ended 31 December 2025, 2024 and 2023, respectively, as follows:

	2025	2024	2023
Cost of product revenue	1,282	941	3,319
Research and development expenses	1,538	1,879	3,991
General and administrative expenses	4,558	4,806	10,723
	7,378	7,626	18,033